Business Combinations - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 316,002	₨ 307,970	₨ 246,989	$ 3,792
Business combination acquistion rate	60.00%	100.00%	100.00%
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 4,817	₨ 40,127	₨ 102,510
Capco And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			109,530
Cash and cash equivalents acquired			4,278
Goodwill			81,890
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			9,102
Cash and cash equivalents acquired			855
Goodwill			6,322
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			17,176
Cash and cash equivalents acquired			907
Goodwill			12,993
Undiscounted Fair Value Of Contingent Consideration			1,531
Discounted Fair Value Of Contingent Consideration			1,462
Edgile, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			2,230
Edgile, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable			₨ 0
Edgile, LLC [Member] | Discounted cash flow [member] | Two Years Ending December 31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent			2.90%
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			₨ 1,625
Cash and cash equivalents acquired			145
Goodwill			₨ 1,305
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	5,587
Cash and cash equivalents acquired	127
Goodwill	3,347
Undiscounted Fair Value Of Contingent Consideration		1,804
Discounted Fair Value Of Contingent Consideration		1,662
Convergence Acceleration Solutions, LLC [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration		5,587
Convergence Acceleration Solutions, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		2,277
Convergence Acceleration Solutions, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		₨ 0
Convergence Acceleration Solutions, LLC [Member] | Discounted cash flow [member] | Three Years Ending March312023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent		4.58%
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	43,830
Cash and cash equivalents acquired	2,114
Goodwill	36,780
Rizing Intermediate Holdings Inc and its subsidiaries [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Consideration in cash		₨ 43,830
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	5,525
Cash and cash equivalents acquired	153
Goodwill	₨ 4,817
Discount rate of financial liability	5.87%
Aggne [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 5,525
Undiscounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability	5,176
Discounted fair value [Member] | Aggne [Member]
Disclosure of detailed information about business combination [line items]
Fair value of financial liability	₨ 4,238